INCOME (EXPENSES) BY NATURE (Tables)	6 Months Ended
Jun. 30, 2022
INCOME (EXPENSES) BY NATURE
Schedule of results by nature

	June 30,	June 30,
	2022	2021
Cost of sales (1)
Personnel expenses	(652,396)	(545,621)
Costs of raw materials, materials and services	(5,351,098)	(3,838,933)
Logistics cost	(2,176,264)	(2,030,390)
Depreciation, depletion and amortization	(3,088,132)	(2,937,939)
Other	(287,875)	(269,806)
	(11,555,765)	(9,622,689)
Selling expenses
Personnel expenses	(115,604)	(106,097)
Services	(63,133)	(52,021)
Logistics cost	(509,420)	(421,838)
Depreciation and amortization	(474,249)	(470,940)
Other (2)	(35,302)	(27,804)
	(1,197,708)	(1,078,700)
General and Administrative expenses
Personnel expenses	(437,176)	(461,212)
Services	(142,973)	(140,886)
Depreciation and amortization	(51,639)	(51,773)
Other (3)	(69,444)	(81,687)
	(701,232)	(735,558)
Other operating (expenses) income net
Rents and leases	1,058	1,706
Result from sale of other products, net	34,723	18,783
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net (4)	8,041	521,617
Result on fair value adjustment of biological assets	171,618	564,533
Insurance reimbursement	93	1,783
Amortization (5)	19,057	(2,584)
Tax credits - ICMS from the PIS/COFINS calculation basis (6)	(1,324)	315,431
Provision for judicial liabilities	(64,300)
Other operating income (expenses), net	(9,540)	5,127
	159,426	1,426,396

1)	Includes R$368,606 related to maintenance downtime costs (R$54,467 related to idle capacity and maintenance downtime as of June 30, 2021).
2)	Includes expected credit losses, insurance, materials of use and consumption, travel, accommodation, trade fairs and events.
3)	Includes , substantially, corporate expenses, insurance, materials of use and consumption, social programs and donations, travel and accommodation. As of June 30, 2021, includes R$27,667 related to COVID-19 social actions.
4)	As of June 30, 2021, includes, substantially, the net gain on the sale of rural properties and forests to Turvinho and Bracell.
5)	Does not include R$9,452, related to the amortization of fair value adjustment recognized as financial expenses (Note 26) (R$6,108 as of June 30, 2021).
6)	As of June 30, 2021, refers to the recognition of (i) R$327,869, related to the tax credit and (ii) R$12,438 related to the provision for legal fees.